Note 2 - Principles Of Consolidation, Accounting Policies And Measurement Bases Applies And Recent IFRS Pronouncements (Tables)	12 Months Ended
Dec. 31, 2017
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Amortization Rate
Depreciation Rates for Tangible Assets

Type of Assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%

Balance Sheet Venezuela
Balance sheet. December 31, 2017 (Millions of euros)
	Estimated exchange rate	Official Exchange rate	Variation
Cash and balances with central banks	597	2,287	1,690
Securities portfolio	42	148	107
Loans and receivables	364	1,650	1,285
Tangible assets	60	272	212
Other	28	131	103
TOTAL ASSETS	1,091	4,487	3,397
Deposits from central bank and credit institutions	-	1	1
Customer deposits	839	3,772	2,933
Provisions	5	24	18
Other	127	465	338
TOTAL LIABILITIES	971	4,262	3,291

Income Statement Venezuela
Income statements December 31, 2017 (Millions of euros)
	Estimated exchange rate	Official Exchange rate	Variation
NET INTEREST ICOME	90	410	319
GROSS INCOME	70	319	249
Administration costs	55	249	194
NET OPERATING INCOME	15	70	54
OPERATING PROFIT BEFORE TAX	12	53	41
Tax expense or (-) income related to profit or loss from continuing operation	20	90	70
PROFIT	(8)	(38)	(29)
Attributable to minority interest [non-controlling interests]	(4)	(16)	(13)
Attributable to owners of the parent	(5)	(21)	(17)

GPI Venezuela
General Price Index
	2017	2016	2015
GPI	84,886.50	9,431.60	2,357.90
Average GPI	27,714.47	5,847.74	1,460.50
Inflation of the period (*)	800.0%	300.0%	170.0%

(*) At the date of preparation of consolidated financial statements of each year, the Venezuelan government had not released the official inflation figures at the end of the year. Therefore, the Group estimates the inflation rate applicable to the preparation of the Consolidated Financial Statements for each year, based on the best estimate of BBVA Research of the Group, considering other estimates made by various international organizations.